DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - Financial Expenses Net [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 40	$ 34	$ 52	$ 5
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 6	$ 11	$ 22	$ 32